Segment Information (Q2)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Segment Reporting [Abstract]
Segment Information

Note 12 – Segment Information

The Company’s reportable operating segments have been determined in accordance with internal management reporting structure and include SES Foreign Operating, Technology Licensing and Related Services, and Corporate. The SES Foreign Operating reporting segment includes all of the assets, operations and related administrative costs for China and our equity positions and earnings related to our joint ventures including AFE, BFR, the Yima Joint Venture and the TSEC Joint Venture. The Technology Licensing and Related Services reporting segment includes all operating activities related to our technology group. The Corporate reporting segment includes the executive and administrative expenses of the corporate office in Houston. The Company evaluates performance based upon several factors, of which a primary financial measure is segment operating income or loss.

The following table presents statements of operations data and assets by segment (in thousands):

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2019	2018	2019	2018
Depreciation and amortization:
SES Foreign Operating	$—	$2	$—	$6
Technology licensing and related services	—	—	—	—
Corporate & other	14	6	27	13
Total depreciation and amortization	$14	$8	$27	$19

Operating loss:
SES Foreign Operating	$(25)	$(243)	$(95)	$(349)
Technology licensing and related services	(125)	(477)	(250)	(972)
Corporate & other	(1,773)	(1,183)	(2,191)	(2,271)
Total operating loss	$(1,923)	$(1,903)	$(2,536)	$(3,592)

Interest Expense:
SES Foreign Operating	$—	$—	$—	$—
Technology licensing and related services	—	—	—	—
Corporate & other	257	329	601	653
Total interest expense	$257	$329	$601	$653

	December 31, 2019	June 30, 2019
Assets:
SES Foreign Operating	$83	$215
Technology licensing and related services	772	1,018
Corporate	1,547	1,423
Total assets	$2,402	$2,656

Note 15 – Segment Information

The Company’s reportable operating segments have been determined in accordance with its internal management reporting structure and include SES Foreign Operating, Technology Licensing and Related Services, and Corporate.  The SES Foreign Operating reporting segment includes all of the assets, operations and related administrative costs for China and our equity positions and earnings related to our joint ventures including AFE, BFR, the Yima Joint Venture and the TSEC Joint Venture.  The Technology Licensing and Related Services reporting segment includes all operating activities related to our technology group.  The Corporate reporting segment includes the executive and administrative expenses of the corporate office in Houston.  The Company evaluates performance based upon several factors, of which a primary financial measure is segment operating income or loss and cash flow or usage.

The following table presents statements of operations data and assets by segment (in thousands):

	Year Ended June 30,
	2019	2018
Revenue:
SES Foreign Operating	$—	$894
Technology licensing and related services	—	613
Corporate	—	—
Total revenue	$—	$1,507

Depreciation and amortization:
SES Foreign Operating	$6	$10
Technology licensing and related services	—	—
Corporate	252	27
Total depreciation and amortization	$258	$37

Impairment loss:
SES Foreign Operating	5,000	3,500
Technology licensing and related services	—	—
Corporate	—	—
Total impairment loss	$5,000	$3,500

Operating loss:
SES Foreign Operating	(5,620)	(3,682)
Technology licensing and related services	(1,284)	(1,138)
Corporate	(4,162)	(5,331)
Total operating loss	$(11,066)	$(10,151)

Interest Expenses:
SES Foreign Operating	$—	$—
Technology licensing and related services	—	—
Corporate	1,326	869
Total interest expenses	$1,326	$869

Equity in losses of joint ventures:
SES Foreign Operating	$198	$715
Technology licensing and related services	—	—
Corporate	—	—
Total equity in losses of joint ventures	$198	$715

	June 30, 2019	June 30, 2018
Assets:
SES Foreign Operating	$215	$7,402
Technology licensing and related services	1,018	984
Corporate	1,423	5,928
Total assets	$2,656	$14,314